Note 14 - Employee Incentive Schemes (Details Textual) - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Allocated Share Based Compensation Income (Expense)	$ 92,432	$ 173,232
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)	8,878,800	8,898,450
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 0	$ 0
Share-based Payment Arrangement, Option [Member]
Allocated Share Based Compensation Income (Expense)	$ 3,780	$ 173,232
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Shares Issued upon Exercise (in shares)	1
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	250,000	7,594,000
Restricted Stock [Member]
Share Based Compensation, Shares Granted to Employees Annually, Value Per Employee		$ 1,000
Share Based Compensation Arrangement by Share Based Payment, Award Trading Limitation Period (Year)		3 years
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in shares)	0	0
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	7,425,000	0
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other than Options Vested or Exercisable in Period	$ 0
Share-based Payment Arrangement, Expense	88,652	$ 0
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 5,471,098	$ 0